ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	COMMODITY - 18.6%
11,744	Invesco DB Energy Fund					$ 263,418
15,654	Invesco DB Oil Fund					258,917
						522,335
	EQUITY - 80.7%
1,794	Consumer Discretionary Select Sector SPDR Fund					272,867
2,967	Industrial Select Sector SPDR Fund					291,834
4,244	Invesco S&P 500 Pure Value ETF					294,406
7,085	Invesco S&P MidCap 400 Pure Growth ETF					264,972
2,364	iShares MSCI USA Quality Factor ETF					306,943
4,396	iShares S&P 500 Growth ETF					293,521
1,725	Technology Select Sector SPDR Fund					282,917
1,403	Vanguard Mid-Cap Growth ETF					256,889
						2,264,349

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,944,264)					2,786,684

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.3%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.3%
2	S&P500	GS	12/15/2023	$ 4,200	$ 420,000	$ 8,900
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,050)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $4,050)					8,900

	TOTAL INVESTMENTS - 99.6% (Cost $2,948,314)					$ 2,795,584
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%					9,623
	NET ASSETS - 100.0%					$ 2,805,207

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
GS	- Goldman Sachs
(a)	Each contract is equivalent to one futures contract.